Cover	12 Months Ended
Dec. 31, 2025
EBP Document Information
Document Type	11-K/A
Entity Registrant Name	Columbia Banking System, Inc.
Entity Central Index Key	0000887343
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 11-K of the Columbia Banking System, Inc. Employee Stock Purchase Plan (the “Plan”) for the fiscal year ended December 31, 2025 is being filed solely to correct the auditor consent included as Exhibit 23.1 in the original filing. The consent has been replaced with the consent of the appropriate independent registered public accounting firm. No other changes have been made to the Form 11-K as originally filed with the U.S. Securities and Exchange Commission on March 31, 2026, and this Amendment does not modify or update any financial statements or other disclosures contained therein.
EBP, ESPP Plan [Member]
EBP Document Information
Document Type	11-K/A
Entity Registrant Name	Columbia Banking System, Inc.
Entity Central Index Key	0000887343
Amendment Flag	true